ACCOUNTING POLICIES, Property and Equipment (Details) - Maximum [Member]	12 Months Ended
Dec. 31, 2021
Building [Member]
Property, Plant and Equipment, Useful Life [Abstract]
Estimated useful lives	39 years
Equipment [Member]
Property, Plant and Equipment, Useful Life [Abstract]
Estimated useful lives	7 years